Derivatives (Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ 3,529	$ 160
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(4,024)	(7,553)	$ (7,713)
Cash flow hedges [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,529	160
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,567)	(4,575)
Cash flow hedges [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,457)	(2,978)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	4,439	(459)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,002)	(6,441)	(5,982)
Cash flow hedges [member] | Interest rate risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	4,439	(459)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	455	(3,463)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,457)	(2,978)
Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(917)	656
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,008)	(1,091)	(1,747)
Cash flow hedges [member] | Currency risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(917)	656
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,008)	(1,091)
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	0	0
Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	7	(37)
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(14)	(21)	16
Cash flow hedges [member] | Equity price risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	7	(37)
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(14)	(21)
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(416)	(1,836)
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(6,768)	(6,352)	$ (4,516)
Hedges of net investment in foreign operations [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(416)	(1,836)
Hedges of net investment in foreign operations [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(6,768)	(6,352)
Hedges of net investment in foreign operations [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ 0	$ 0